Document and Entity Information	Apr. 29, 2020
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001759509
Document Type	8-K/A
Document Period End Date	Apr. 29, 2020
Entity Registrant Name	Lyft, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38846
Entity Tax Identification Number	20-8809830
Entity Address, Address Line One	185 Berry Street
Entity Address, Address Line Two	Suite 5000
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	(844)
Local Phone Number	250-2773
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value of $0.00001 per share
Trading Symbol	LYFT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Current Report”) amends the Current Report on Form 8-K filed by Lyft, Inc. (the “Company”) with the Securities and Exchange Commission (the “SEC”) on April 29, 2020 (the “Original Report”) and is being filed in order to amend and supplement the Company’s disclosure under Item 2.05 of the Original Report. The Original Report otherwise remains unchanged.